Short-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 18, 2014	Sep. 30, 2013
Short-term Debt [Abstract]
Expiration date	Mar. 31, 2015
Unsecured term note	$ 0	$ 15,000,000	$ 15,000,000
Fixed rate related to interest rate swap		5.74%